Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the year ended December 31, 2017	For the year ended December 31, 2016
Loss before income taxes	$(8,065,072)	$(5,740,492)
Expected income tax expense (recovery)	(2,177,570)	(1,549,930)
Difference in foreign tax rates	(297,460)	(162,210)
Tax rate changes and other adjustments	808,260	(43,960)
Stock based compensation and non-deductible expenses	236,350	398,930
Change in valuation allowance	1,430,420	1,357,170
Total income tax expense	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred Tax Assets	2017	2016
Property, plant and equipment	$157,920	$-
Intangible assets	90	104,340
Intangible assets transferred on amalgamation	-	14,980
Share issuance costs	89,970	23,120
Reserves	14,030	7,760
Non-capital losses carried forward - Canada	1,762,250	973,670
Net operating losses carried forward - US	1,289,100	887,890
Investment Tax Credits	87,200	42,200
Total deferred tax assets	$3,400,560	$2,053,960

Deferred Tax Liabilities
Property and equipment	(57,370)	(59,680)
Intangible assets	-	(520)
Total deferred tax liabilities	$(57,370)	$(60,200)

Valuation allowance	$3,343,190	$1,993,760
Net deferred tax asset	$-	$-

Non-capital and Non-operating Loss Carryforward [Table Text Block]
2035	465,790
2036	1,945,020
2037	4,116,040
$6,526,850
2035	856,300
2036	1,484,640
2037	2,667,240
$5,008,180